CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 352.4	$ 418.1
Restricted cash	9.8	10.1
Accounts receivable and other assets	268.7	318.2
Current income tax recoverable	3.4	8.5
Inventories	1,153.0	1,072.2
Unrealized fair value of derivative assets	15.0	25.5
Current assets	1,802.3	1,852.6
Non-current assets
Property, plant and equipment	7,963.2	7,741.4
Long-term investments	54.7	116.9
Other long-term assets	710.6	680.9
Deferred tax assets	12.5	4.6
Total assets	10,543.3	10,396.4
Current liabilities
Accounts payable and accrued liabilities	531.5	550.0
Current income tax payable	92.9	89.4
Current portion of long-term debt and credit facilities		36.0
Current portion of provisions	48.8	50.8
Other current liabilities	12.3	25.3
Current liabilities	685.5	751.5
Non-current liabilities
Long-term debt and credit facilities	2,232.6	2,556.9
Provisions	889.9	755.9
Long-term lease liabilities	17.5	23.1
Other long-term liabilities	82.4	125.3
Deferred tax liabilities	449.7	301.5
Total liabilities	4,357.6	4,514.2
Equity
Common share capital	4,481.6	4,449.5
Contributed surplus	10,646.0	10,667.5
Accumulated deficit	(8,982.6)	(9,251.6)
Accumulated other comprehensive income (loss)	(61.3)	(41.7)
Total common shareholders' equity	6,083.7	5,823.7
Non-controlling interests	102.0	58.5
Total equity	6,185.7	5,882.2
Commitments and contingencies
Subsequent events
Total liabilities and equity	$ 10,543.3	$ 10,396.4
Common shares
Common shares issued (shares)	1,227,837,974	1,221,891,341
Common shares outstanding (shares)	1,227,837,974	1,221,891,341